Net (Loss)/Earnings per Share	12 Months Ended
Dec. 31, 2019
Net (Loss)/Earnings per Share
Net (Loss)/Earnings per Share

15. Net (Loss)/Earnings per Share

Basic and diluted (loss)/earnings per share have been calculated in accordance with ASC260 for the years ended December 31, 2017, 2018 and 2019:

	For the Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net income	17,202	55,083	176,724
Accretions of Preferred Shares to redemption value	(28,521)	(104,211)	(50,219)
Net (loss)/earnings attributable to ordinary shareholders	(11,319)	(49,128)	126,505
Denominator:
Weighted average number of ordinary shares outstanding, basic	26,882,387	24,555,427	59,357,935
Weighted average number of ordinary shares outstanding, diluted	26,882,387	24,555,427	63,309,091
Net (loss)/earnings per share, basic	(0.42)	(2.00)	2.13
Net (loss)/earnings per share, diluted	(0.42)	(2.00)	2.00
Net (loss)/earnings per ADS, basic	(0.32)	(1.54)	1.64
Net(loss)/earnings per ADS, diluted	(0.32)	(1.54)	1.54

The net loss per ADS for the year ended December 31, 2017 and 2018 were calculated using the same conversion ratio assuming the ADSs had been in existence during these years.

Basic and diluted (loss)/earnings per ordinary share are computed using the weighted average number of ordinary shares outstanding during the year. Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.

The following ordinary shares equivalents were excluded from the computation of dilutive net (loss)/earnings per share to eliminate any antidilutive effect:

	For the Year ended December 31,
	2017	2018	2019
Share option	2,317,841	2,587,743	—
Preferred Shares	24,651,726	39,388,581	15,127,760
Total	26,969,567	41,976,324	15,127,760